Parametric Dividend Income Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 1.1%
Lockheed Martin Corp.	796	$311,260
United Technologies Corp.	2,316	343,555

		$654,815

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.(1)	3,876	$297,871
Expeditors International of Washington, Inc.	4,450	332,682
United Parcel Service, Inc., Class B	2,688	321,834

		$952,387

Auto Components — 0.6%
Gentex Corp.	11,554	$328,134

		$328,134

Automobiles — 0.5%
Ford Motor Co.	35,726	$323,678

		$323,678

Banks — 2.8%
Cullen/Frost Bankers, Inc.(1)	3,487	$326,244
F.N.B. Corp.	27,098	336,557
PacWest Bancorp	8,959	333,633
People’s United Financial, Inc.	20,643	340,610
Umpqua Holdings Corp.	19,106	312,765

		$1,649,809

Beverages — 1.0%
Coca-Cola Co. (The)	5,804	$309,933
PepsiCo, Inc.	2,272	308,606

		$618,539

Biotechnology — 1.9%
AbbVie, Inc.	4,335	$380,310
Amgen, Inc.	1,618	379,777
Gilead Sciences, Inc.	5,156	346,689

		$1,106,776

Building Products — 0.5%
Johnson Controls International PLC	7,300	$312,659

		$312,659

Capital Markets — 1.7%
Federated Investors, Inc., Class B	9,867	$330,742
Franklin Resources, Inc.	11,168	307,008
T. Rowe Price Group, Inc.	2,735	337,937

		$975,687

Security	Shares	Value
Chemicals — 5.1%
Air Products and Chemicals, Inc.	1,424	$336,534
Celanese Corp.	2,618	328,742
Corteva, Inc.	11,575	301,181
Dow, Inc.	6,891	367,773
DuPont de Nemours, Inc.	4,460	289,053
Eastman Chemical Co.	4,325	338,950
International Flavors & Fragrances, Inc.(1)	2,646	373,695
Linde PLC	1,658	341,896
LyondellBasell Industries NV, Class A	3,461	320,281

		$2,998,105

Commercial Services & Supplies — 1.6%
Healthcare Services Group, Inc.	13,605	$342,166
Republic Services, Inc.	3,597	318,874
Waste Management, Inc.	2,773	313,099

		$974,139

Communications Equipment — 1.6%
Cisco Systems, Inc.	6,547	$296,644
InterDigital, Inc.	6,077	345,174
Juniper Networks, Inc.	13,047	326,958

		$968,776

Containers & Packaging — 2.3%
International Paper Co.	7,787	$360,850
Packaging Corp. of America	2,928	327,643
Sonoco Products Co.	5,563	336,728
WestRock Co.	8,893	358,655

		$1,383,876

Distributors — 0.6%
Genuine Parts Co.	3,278	$342,125

		$342,125

Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	493	$311,384

		$311,384

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	8,542	$319,300
Verizon Communications, Inc.	5,458	328,790

		$648,090

Electric Utilities — 5.6%
American Electric Power Co., Inc.	3,274	$299,080
Avangrid, Inc.	5,853	284,105
Duke Energy Corp.	3,361	296,339
Entergy Corp.	2,722	316,814
Evergy, Inc.	4,777	302,241
Eversource Energy	3,747	309,652
NextEra Energy, Inc.	1,336	312,383
OGE Energy Corp.	6,921	291,097
Pinnacle West Capital Corp.	3,145	274,842
Portland General Electric Co.	5,570	309,191
Southern Co. (The)	5,176	320,860

		$3,316,604

Security	Shares	Value
Electrical Equipment — 1.2%
Eaton Corp. PLC	3,867	$357,697
Emerson Electric Co.	4,907	362,431

		$720,128

Electronic Equipment, Instruments & Components — 1.1%
Dolby Laboratories, Inc., Class A	5,066	$348,946
National Instruments Corp.	7,636	321,628

		$670,574

Energy Equipment & Services — 2.2%
Baker Hughes Co.	13,500	$302,670
Halliburton Co.	17,069	358,278
Helmerich & Payne, Inc.	7,879	311,457
Schlumberger, Ltd.	9,313	337,131

		$1,309,536

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	1,080	$323,795
Walgreens Boots Alliance, Inc.	5,880	350,448
Walmart, Inc.	2,606	310,348

		$984,591

Food Products — 4.3%
Archer-Daniels-Midland Co.	7,534	$323,435
Bunge, Ltd.	5,682	303,305
General Mills, Inc.	5,618	299,552
Hormel Foods Corp.(1)	7,248	322,753
Ingredion, Inc.	4,031	335,258
Kellogg Co.	4,987	324,754
Kraft Heinz Co. (The)	11,652	355,386
Mondelez International, Inc., Class A	5,545	291,334

		$2,555,777

Gas Utilities — 0.5%
Atmos Energy Corp.	2,762	$295,423

		$295,423

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	3,799	$324,624
Baxter International, Inc.	3,587	294,026
Becton, Dickinson and Co.	1,298	335,533
Medtronic PLC	2,963	330,049
Stryker Corp.	1,444	295,818
West Pharmaceutical Services, Inc.	2,269	333,611

		$1,913,661

Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	6,673	$367,215
Chemed Corp.	774	332,835
Quest Diagnostics, Inc.	3,074	327,535
UnitedHealth Group, Inc.	1,485	415,607

		$1,443,192

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.8%
Carnival Corp.	7,446	$335,666
Cracker Barrel Old Country Store, Inc.	2,019	310,401
Darden Restaurants, Inc.	2,787	330,092
Extended Stay America, Inc.	22,051	325,473
Las Vegas Sands Corp.	5,681	356,483
Six Flags Entertainment Corp.	6,565	285,446
Vail Resorts, Inc.	1,303	316,199

		$2,259,760

Household Durables — 1.3%
Garmin, Ltd.	3,711	$362,528
Leggett & Platt, Inc.	7,936	415,211

		$777,739

Household Products — 2.5%
Church & Dwight Co., Inc.	4,048	$284,331
Clorox Co. (The)	2,032	301,203
Colgate-Palmolive Co.	4,295	291,287
Kimberly-Clark Corp.	2,170	295,858
Procter & Gamble Co. (The)	2,476	302,221

		$1,474,900

Industrial Conglomerates — 1.2%
3M Co.	1,971	$334,617
Honeywell International, Inc.	1,931	344,780

		$679,397

Insurance — 6.0%
Aflac, Inc.	6,251	$342,805
American Financial Group, Inc.	3,075	337,358
Cincinnati Financial Corp.	2,660	284,753
Everest Re Group, Ltd.	1,232	334,192
Fidelity National Financial, Inc.	7,195	342,698
Hanover Insurance Group, Inc. (The)	2,418	328,679
Hartford Financial Services Group, Inc. (The)	5,108	315,981
Old Republic International Corp.	13,688	308,801
Principal Financial Group, Inc.	5,596	308,340
Prudential Financial, Inc.	3,598	336,845
Travelers Cos., Inc. (The)	2,085	285,061

		$3,525,513

IT Services — 4.0%
Accenture PLC, Class A	1,699	$341,771
Amdocs, Ltd.	4,808	333,194
Automatic Data Processing, Inc.	1,940	331,313
International Business Machines Corp.	2,242	301,437
Jack Henry & Associates, Inc.	2,192	333,052
Paychex, Inc.	3,980	342,758
Western Union Co. (The)	13,870	372,826

		$2,356,351

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	4,045	$326,715
Bio-Techne Corp.	1,644	358,803

		$685,518

Security	Shares	Value
Machinery — 1.7%
Cummins, Inc.	1,977	$361,514
Graco, Inc.	7,096	342,808
Snap-on, Inc.	2,036	326,696

		$1,031,018

Media — 1.1%
Interpublic Group of Cos., Inc. (The)	15,155	$339,472
Omnicom Group, Inc.	4,171	331,511

		$670,983

Metals & Mining — 2.9%
Newmont Goldcorp Corp.	7,995	$307,008
Nucor Corp.	6,486	365,551
Reliance Steel & Aluminum Co.	3,187	376,002
Royal Gold, Inc.	2,545	298,452
Southern Copper Corp.	9,377	356,608

		$1,703,621

Multi-Utilities — 4.1%
Ameren Corp.	3,849	$286,096
Consolidated Edison, Inc.	3,337	289,952
Dominion Energy, Inc.	3,814	316,981
DTE Energy Co.	2,449	305,978
MDU Resources Group, Inc.	11,214	325,655
NorthWestern Corp.	4,100	293,437
Public Service Enterprise Group, Inc.	4,959	294,118
WEC Energy Group, Inc.	3,369	298,662

		$2,410,879

Multiline Retail — 1.1%
Kohl’s Corp.	6,534	$307,163
Macy’s, Inc.(1)	20,911	320,357

		$627,520

Oil, Gas & Consumable Fuels — 8.2%
Cabot Oil & Gas Corp.	18,240	$290,746
Chevron Corp.	2,596	304,070
ConocoPhillips	5,444	326,313
CVR Energy, Inc.	7,220	313,276
EOG Resources, Inc.	4,264	302,318
Equitrans Midstream Corp.(1)	22,250	221,833
Exxon Mobil Corp.	4,538	309,174
HollyFrontier Corp.	5,968	307,650
Kinder Morgan, Inc.	15,322	300,464
Marathon Petroleum Corp.	5,122	310,598
Occidental Petroleum Corp.	7,192	277,395
ONEOK, Inc.	4,208	298,978
Phillips 66	3,007	344,963
Targa Resources Corp.(1)	7,902	288,660
Valero Energy Corp.	3,856	368,210
Williams Cos., Inc. (The)	13,213	300,199

		$4,864,847

Security	Shares	Value
Paper & Forest Products — 1.2%
Domtar Corp.	9,014	$336,402
Louisiana-Pacific Corp.	12,494	370,572

		$706,974

Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	6,368	$362,594
Eli Lilly & Co.	2,859	335,504
Johnson & Johnson	2,521	346,612
Merck & Co., Inc.	3,827	333,638
Pfizer, Inc.	8,829	340,093

		$1,718,441

Professional Services — 0.6%
Robert Half International, Inc.	5,675	$330,285

		$330,285

Semiconductors & Semiconductor Equipment — 1.6%
Intel Corp.	6,262	$363,509
Maxim Integrated Products, Inc.	5,421	307,208
Texas Instruments, Inc.	2,515	302,328

		$973,045

Software — 0.6%
Microsoft Corp.	2,344	$354,835

		$354,835

Specialty Retail — 2.0%
Best Buy Co., Inc.	4,751	$383,121
Tiffany & Co.	3,454	462,145
Williams-Sonoma, Inc.(1)	4,631	321,391

		$1,166,657

Textiles, Apparel & Luxury Goods — 1.1%
Tapestry, Inc.	12,303	$330,828
VF Corp.	3,571	316,176

		$647,004

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	25,215	$300,563

		$300,563

Tobacco — 1.3%
Altria Group, Inc.	7,966	$395,910
Philip Morris International, Inc.	4,317	358,009

		$753,919

Trading Companies & Distributors — 1.7%
Fastenal Co.	10,023	$356,017
MSC Industrial Direct Co., Inc., Class A	4,445	326,308
Watsco, Inc.	1,955	347,931

		$1,030,256

Total Common Stocks (identified cost $53,023,446)		$58,808,490

Short-Term Investments — 0.8%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.82%(2)	389,463	$389,463
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61% (3)	43,708	43,708

Total Short-Term Investments (identified cost $433,158)		$433,171

Total Investments — 100.1% (identified cost $53,456,604)		$59,241,661

Other Assets, Less Liabilities — (0.1)%		$(32,062)

Net Assets — 100.0%		$59,209,599

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at November 30, 2019. The aggregate market value of securities on loan at November 30, 2019 was $2,276,809 and the total market value of the collateral received by the Fund was $2,348,403, comprised of cash of $43,708 and U.S. Government and/or agencies securities of $2,304,695.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2019.

(3)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at November 30, 2019.

At November 30, 2019, the value of the Fund’s investment in affiliated funds was $389,463, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.82%	$287,433	$10,555,870	$(10,453,894)	$46	$8	$389,463	$4,419	389,463

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$58,808,490	*	$—	$—	$58,808,490
Short-Term Investments	43,708		389,463	—	433,171
Total Investments	$58,852,198		$389,463	$—	$59,241,661

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Valuation-Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities. The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. The securities lending transactions outstanding at November 30, 2019 have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.